Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Outstanding principal	$ 462,973	$ 485,702
Total debt	457,937	480,303
Less: Current portion of long-term debt	(45,458)	(45,458)
Long-term debt	412,479	434,845
Lampung Facility [Member]
Debt Instrument [Line Items]
Lampung facility unamortized debt issuance cost	(6,635)	(7,494)
Total debt	138,980	147,652
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	382	552
Total debt	147,552	154,295
Grace facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	1,217	1,543
Total debt	171,405	178,356
Export Credit Tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	116,539	123,982
Export Credit Tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	31,167	33,000
Export Credit Tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	29,250	30,750
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	29,076	31,164
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	116,003	120,743
Commercial tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 140,938	$ 146,063